Loans from banks and other financial institutions (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Current liabilities		$ 324,666	$ 165,627
Non-current liabilities		1,702,925	1,419,057
Total		2,027,591	1,584,684
Credit from banking corporations [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Current liabilities	[1]	0	565
Non-current liabilities	[1]	0	0
Total	[1]	0	565
Loans from banking corporations and other financial institutions for project financing [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Current liabilities		324,666	165,062
Non-current liabilities		1,586,692	1,376,260
Total		1,911,358	1,541,322
Loans from banking corporations for corporate financing [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Current liabilities		0	0
Non-current liabilities		116,233	42,797
Total		$ 116,233	$ 42,797

[1]	Withdrawals from a value added tax facility during the construction period in accordance with the financing agreements of the various projects.